Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 81,702	$ 143,764	$ 115,087
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	100,943	101,645	105,787
Allowance for doubtful amounts	0	0	2,888
Other non-current assets	4,000	0	0
Amortization of debt discount	(659)	(798)	0
Amortization of prepaid lease rentals	6,779	4,982	4,024
Amortization and write-off of financing costs	2,613	1,896	4,107
Amortization of deferred dry-docking and special survey costs	7,920	7,425	7,814
Equity based payments	4,951	8,623	0
Net settlements on interest rate swaps qualifying for cash flow hedge	0	0	(489)
Gain on derivative instruments, net	(4,509)	(16,856)	(5,469)
Loss / (gain) on sale / disposal of vessels, net	4,440	(1,688)	(2,543)
Loss on vessel held for sale	37,161	0	0
Equity loss on investments	78	529	3,428
Changes in operating assets and liabilities:
Accounts receivable	(10)	1,254	13,705
Due from related parties	2,565	(1,565)	(1,768)
Inventories	(837)	987	(560)
Insurance claims receivable	1,020	(2,147)	(330)
Prepayments and other	(368)	1,447	(2,543)
Accounts payable	(199)	(2,249)	482
Due to related parties	(180)	371	0
Accrued liabilities	(6,669)	4,087	2,731
Unearned revenue	(545)	373	900
Other current liabilities	(39)	(574)	(854)
Dry-dockings	(5,868)	(9,461)	(10,150)
Accrued charter revenue	(7,730)	2,618	7,023
Net Cash provided by Operating Activities	226,559	244,663	243,270
CASH FLOWS FROM INVESTING ACTIVITIES:
Equity method investments	(35,273)	(44,881)	(85,103)
Dividend from equity method investees	0	0	31,828
Debt securities capital redemption	46	0	0
Advances for vessel acquisitions	0	0	(59,058)
Vessels acquisitions / Additions to vessel cost	(2,792)	(2,758)	(28,984)
Proceeds from the sale of vessels, net	3,629	4,655	22,054
Net cash used in Investing Activities	(34,390)	(42,984)	(119,263)
CASH FLOWS FROM FINANCING ACTIVITIES:
Offering proceeds, net of related expenses	69,037	96,616	96,523
Capital lease proceeds	151,848	0	256,716
Capital lease repayment	(21,637)	(13,509)	(9,583)
Proceeds from long-term debt	71,000	0	9,000
Repayment of long-term debt	(335,764)	(196,850)	(356,635)
Payment of financing costs	(3,907)	0	(2,055)
Dividends paid	(75,003)	(102,287)	(93,074)
(Increase) / Decrease in restricted cash	17,050	1,367	(5,189)
Net Cash used in Financing Activities	(127,376)	(214,663)	(104,297)
Net increase / (decrease) in cash and cash equivalents	64,793	(12,984)	19,710
Cash and cash equivalents at beginning of the year	100,105	113,089	93,379
Cash and cash equivalents at end of the year	164,898	100,105	113,089
SUPPLEMENTAL CASH INFORMATION:
Cash paid during the year for interest	$ 51,186	$ 45,213	$ 46,043